Sale of assets (Details) - USD ($) $ in Thousands			3 Months Ended	12 Months Ended
	May 30, 2017	Apr. 28, 2017	Mar. 22, 2018	Dec. 31, 2017
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Consideration for sale of segment	$ 17,500
Proceeds from divestiture of businesses net	16,250
Indemnity holdback amount	$ 1,250
Net gain on sale of assets				$ (1,841)
Consideration for royalty payable, percent	15.00%
Auxiliary Power Unit
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Consideration for sale of segment		$ 70,000
Proceeds from divestiture of businesses net		62,864
Indemnity holdback amount		7,000
Working capital adjustment		136
Contingent consideration		$ 7,000
Net gain on sale of assets				$ 60,151
Auxiliary Power Unit | Subsequent Event
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Indemnity holdback amount received			$ 3,000